Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Transaction, Accrued Interest	$ 27,586	$ 14,414
Huntington Chase Financial Group, Promissory Note 1
Related Party Transaction, Date	Aug. 31, 2012
Related Party Transaction, Amounts of Transaction	168,000
Related Party Transaction, Term (in years)	3
Related Party Transaction, Interest Rate	7.00%
Related Party Transaction, Accrued Interest	10,761	4,930
Huntington Chase Financial Group, Consulting Agreement
Related Party Transaction, Date	Jan. 01, 2013
Related Party Transaction, Monthly Fee	15,000
Related Party Transaction, One-Time Payment	90,000
Related Party Transaction, Accrued Compensation	90,000
Huntington Chase Financial Group, Promissory Note 2
Related Party Transaction, Date	Jan. 31, 2013
Related Party Transaction, Amounts of Transaction	105,000
Related Party Transaction, Term (in years)	3
Related Party Transaction, Interest Rate	7.00%
Related Party Transaction, Accrued Interest	3,645	0
Huntington Chase Financial Group, Convertible Promissory Note
Related Party Transaction, Date	Jan. 07, 2013
Related Party Transaction, Amounts of Transaction	195,000
Related Party Transaction, Interest Rate	6.00%
Related Party Transaction, Accrued Interest	13,180	9,485
Related Party Transaction, Repayments	133,454	176
Related Party Transaction, Principal Balance	61,370	194,824
Michael Borkowski
Related Party Transaction, Date	Sep. 01, 2012
Related Party Transaction, Term (in years)	3
Related Party Transaction, Accrued Compensation	38,000	6,000
Related Party Transaction, Annual Salary	72,000
Related Party Transaction, Contingent Bonus	100,000
Related Party Transaction, Stock Options Granted	$ 5,000,000